Stock-Based Compensation - Summary of Estimate the fair value of stock options granted (Detail) - ColdQuanta Inc dba Infleqtion [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Based Compensation [Line Items]
Expected volatility, Minimum	45.80%	47.40%
Expected volatility, Maximum	70.60%	70.60%
Risk-free interest rate, Minimum	0.40%	0.40%
Risk-free interest rate, Maximum	3.20%	2.90%
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock Based Compensation [Line Items]
Expected term	5 years	5 years
Maximum [Member]
Stock Based Compensation [Line Items]
Expected term	10 years	6 years 7 months 9 days